Summary of Significant Accounting Policies - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Jan. 01, 2022	Oct. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash	$ 0	$ 18,600,000		$ 0				$ 0		$ 18,600,000
Allowance for doubtful accounts	16,200,000	19,000,000		16,200,000				16,200,000		19,000,000
Impairment charge for intangible assets								17,628,000		0
Impairment charge										0
Impairment, long-lived asset, held-for-use								$ 2,100,000		0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]								Goodwill and intangible asset impairment
Impairment charge for goodwill		297,900,000			$ 89,100,000			$ 94,643,000		297,930,000
Goodwill						$ 5,500,000		5,403,000
Payments for repurchase of stock								18,521,000		0
Research and development				1,944,000			$ 5,944,000	7,888,000		7,644,000
Advertising expense								2,900,000		3,200,000
Operating lease right-of-use assets	7,213,000	0		7,213,000				7,213,000		$ 0	$ 7,200,000
Present value of lease liabilities	9,515,000			9,515,000				$ 9,515,000			$ 8,200,000
One Customer | Revenues | Customer Concentration Risk
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage								12.00%		58.00%
Two Customers | Accounts Receivable | Customer Concentration Risk
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Concentration risk, percentage										74.00%
SaaS And Hosting
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts	15,600,000	18,900,000		15,600,000				$ 15,600,000		$ 18,900,000
Subscription Based Services
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts	600,000	100,000		600,000				600,000		100,000
Digital Pharmacy Services
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts	$ 0	0		$ 0				$ 0		0
Glocal
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash		500,000								500,000
Goodwill									$ 30,042,000	24,575,000
KAF | Forward Share Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Escrow deposit		$ 18,100,000								$ 18,100,000		$ 18,100,000
Number of shares repurchased (in shares)	170,000		170,000
Payments for repurchase of stock			$ 18,100,000
Payments for interest			$ 400,000